COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Short-term bank loans	$ 10,431,850	¥ 72,950,000	$ 16,166,000	¥ 118,000,000
Total future lease payments	150,616
Lease payment, Payment Due by Period Less than 1 Year	119,887
Lease payment, 1-3 Years	30,729
Total long-term loan	8,723,290
Long term loan, Payment Due by Period Less than 1 Year	2,637,036
Long term loan, 1-3 Years	6,086,254
Total	19,305,756
Total, Payment Due by Period Less than 1 Year	13,188,773
Total, 1-3 Years	$ 6,116,983